Revenue from Environmental Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Revenue from rendering of services	$ 19,880		$ 10,732
Environmental Services [Member]
Fee for service	15,007	$ 9,882
Fixed price agreements		$ 850
Environmental Services [Member] | Fixed-price contracts [member]
Fixed price agreements	$ 4,873